Prepayment and Other Current Assets (Details) - USD ($)						6 Months Ended
		Mar. 01, 2023	Jul. 31, 2022	Apr. 30, 2022	Apr. 10, 2022	Jun. 30, 2024	Jun. 30, 2021	Feb. 06, 2024	Dec. 31, 2023	Apr. 09, 2023	Apr. 04, 2023
Prepayment and Other Current Assets [Line Items]
Interest income						$ 31,172
Credit losses of long-age rental deposit	[1]					1,155,768			$ 1,155,768
AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount				$ 900,000
Working capital											$ 1,200,000
Outstanding amount						1,350,000
Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Working capital										$ 600,000
Outstanding amount						465,000
Interest income						8,064
Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount		$ 2,000,000
Interest rate percentage		1.00%
Working capital								$ 2,300,000
Outstanding amount						2,295,426
Interest income						$ 16,963
Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount			$ 25,000		$ 280,000		$ 400,000
Loan Agreement [Member] | AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage											1.00%
Loan Agreement [Member] | Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage					1.00%

[1]	As of June 30, 2024 and December 31, 2023, the Company recorded credit losses of $1,155,768 and $1,155,768 for the long-age deposit, respectively.